INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Deferred tax assets and liabilities
	2020		2019
	$		$

Non-Capital Losses		7,343,728		7,052,500
Capital Losses		29,629		29,628
Property and Equipment		100,490		100,490

		7,473,847		7,182,618

Non-capital loss carryforwards
	$

2026		313,100
2027		515,300
2028		367,400
2029		1,157,900
2030		307,400
2031		301,400
2032		233,000
2033 to 2040		4,148,200

		7,343,700

Income tax expense
	2020		2019		2018
	$		$		$

					(Restated –Note 4)

Recovery of Income Tax Calculated at the Statutory Rate of 11% (2019 – 12%; 2018 – 12%)		(298,306)		(289,340)	(62,756)
Deferred Tax Assets Not Recognized		(39,649)		289,340	36,948
Impact of Change in Substantively Enacted Tax Rates on
Opening Deferred Tax Assets		71,680		-	25,808
Other permanent differences		266,275		-	-

Income Tax Expense		-		-	-